The Company overview	12 Months Ended
Mar. 31, 2021
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The Company overview
1. The Company overview
Wipro Limited (“
Wipro
” or the “
Parent Company
”), together with its subsidiaries and controlled trusts (collectively, “
we
”, “
us
”, “
our
”, “
the Company
” or the “
Group
”) is a global information technology (“
IT”
), consulting and business process services (“
BPS”
) company.
Wipro is a public limited company incorporated and domiciled in India. The address of its registered office is Wipro Limited, Doddakannelli, Sarjapur Road, Bengaluru – 560 035, Karnataka, India. The Company has its primary listing with BSE Ltd. and National Stock Exchange of India Ltd. The Company’s American Depository Shares (“
ADS
”) representing equity shares are also listed on the New York Stock Exchange.
The Company’s Board of Directors authorized these consolidated financial statements for issue on June 9, 2021.